CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 6,636	$ 2,742
Marketable securities	401	6,413
Accounts receivable (net of allowance of $137, $139 and $ 144 at December 31, 2011, 2012 and 2013 respectively)	6,204	5,464
Inventory	3,762	1,520
Research and development tax credit receivable current portion	14,139	6,632
Prepaid expenses and other current assets	2,481	2,314
Total current assets	33,623	25,085
Goodwill	18,491	18,491
Property and equipment, net	17,435	18,238
Intangible assets, net	40,139	41,589
Other assets:
Research and development tax credit receivable less current portion	6,410	13,725
Other long-term assets	154	183
Total assets	116,252	117,311
Current liabilities:
Current portion of long-term debt	19,194	3,351
Current portion of capital lease obligations	85	77
Accounts payable	5,099	3,596
Current portion of deferred revenue	1,264	614
Advances from customers	116	575
Accrued expenses	6,527	5,013
Other current liabilities	8,310	1,133
Total current liabilities	40,595	14,359
Long-term debt, less current portion	66,320	33,278
Capital lease obligations, less current portion	103	179
Deferred revenue, less current portion		181
Deferred tax liabilities	2,806	14,130
Other long-term liabilities	15,940	24,680
Total long-term liabilities	85,169	72,448
Commitments and contingencies:
Shareholders' equity:
Ordinary shares: 25,415,400 issued and outstanding at December 31, 2012 and 25,612,550 at December 31, 2013 (shares authorised 34,379,690) at nominal value of 0.122 euro	3,746	3,714
Additional paid-in capital	211,473	209,158
Accumulated deficit	(235,546)	(192,621)
Accumulated other comprehensive income	10,815	10,253
Total shareholders' equity	(9,512)	30,504
Total liabilities and shareholders' equity	$ 116,252	$ 117,311